Issued share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2022	2021	2020
	(in € millions)
Currency translation
At January 1	17	(54)	(11)
Currency translation	83	71	(43)
At December 31	100	17	(54)
Short term investments
At January 1	(3)	5	1
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(23)	(8)	8
Gains reclassified to consolidated statement of operations	4	(2)	(3)
Deferred tax	4	2	(1)
At December 31	(18)	(3)	5
Long term investments
At January 1	(26)	1,059	444
(Losses)/gains on fair value not to be subsequently reclassified to consolidated statement of operations	212	(1,218)	777
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	2	(134)	—
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	(5)	30	—
Deferred tax	(22)	237	(162)
At December 31	161	(26)	1,059
Exchangeable Notes
At January 1	—	—	—
Gains on fair value attributable to changes in credit risk	4	—	—
Deferred tax	(1)	—	—
At December 31	3	—	—
Cash flow hedges
At January 1	(4)	(3)	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	4	(11)	5
Losses/(gains) reclassified to revenue	32	51	(15)
(Gains)/losses reclassified to cost of revenue	(20)	(40)	11
Deferred tax	(2)	(1)	—
At December 31	10	(4)	(3)
Share-based compensation
At January 1	869	680	494
Share-based compensation (Note 19)	385	222	181
Income tax impact associated with share-based compensation (Note 10)	51	21	34
Restricted stock units withheld for employee taxes	(40)	(54)	(29)
At December 31	1,265	869	680
Other reserves at December 31	1,521	853	1,687